4. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Gain on sale of Property	$ 63,952
Depreciation	8,427	$ 8,280
25 Fordham Drive
Building	220,000
Loan	$ 200,000
Interest Rate	5.00%
Sale of Building	$ 262,890
Gain on sale of Property	60,753
160 Kerns Avenue
Building	165,000
70 Floss Avenue
Building	33,000
Sale of Building	35,000
Gain on sale of Property	$ 3,199